Net Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Weighted Average Number of Shares Reconciliation from Common to Diluted common
	2023	2022
Weighted average number of common shares	496,381,000	538,475,000
Dilutive effect of stock options	613,000	1,535,000
Weighted average number of diluted common shares	496,994,000	540,010,000

Summary of Instruments excluded in calculation of diluted earnings

Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2023	2022
Number of options excluded	821,763	567,409